Equity - Other comprehensive income (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity
Hedge of a net investment in a foreign operation	$ (3,749)	$ 3,326	$ (6,213)
Other comprehensive income
Equity
Accumulated foreign currency translation	13,301	22,662	15,055
Hedge of a net investment in a foreign operation	(2,752)	(6,396)	(3,165)
Accumulated actuarial gain on defined benefit plans	(348)	(2,691)	(3,942)
Cash flow hedges for future exports	1,248	(1,578)	602
Cash flow hedge with derivative instruments	(152)	(57)	(124)
Others	151	(142)	0
Other comprehensive income attributable to owners of parent	$ 11,752	$ 11,912	$ 8,674